SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 02, 2021	Nov. 12, 2021	Mar. 31, 2018	May 31, 2020	May 31, 2019
Due upon written notice days				10 days
Proceeds from convertible note				$ 0	$ 49,000
Interest rate				10.00%
Accrues interest rate, per quarter			1.50%
Maturity date			Sep. 23, 2018
Subsequent Event [Member]
Due upon written notice days		10 days
Forgave the balances of certain convertibles notes issued		$ 33,500
Description of the holders of certain convertibles notes issued		the holders of certain convertibles notes issued on July ,13, 2018, March 23, 2018, December 31,2018 and February 15, 2019 assigned their balances to a new note holder
Subsequent Event [Member] | Convertible Promissory Note Dated September 2, 2021 [Member]
Proceeds from convertible note	$ 25,000
Note convertible in common stock, per share	$ 0.01
Accrues interest rate, per quarter	8.00%
Default interest rate, per annum	15.00%
Maturity date	Dec. 02, 2021